Subsequent events (Detail Textuals 1)	3 Months Ended										1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010	Jan. 25, 2014 Subsequent events	Jul. 25, 2013 Subsequent events	Jan. 25, 2013 Subsequent events Exchange Agreement	Jan. 25, 2013 Subsequent events Exchange Agreement DelMar Pharmaceuticals, Inc. ("DMPI") USD ($) Stock_Warrant_Unit
Subsequent Event [Line Items]
Common stock, issued	30,635,009	13,050,000			9,059,375					13,070,000	3,250,007
Common stock, outstanding	30,635,009	13,050,000			9,059,375	8,256,250				13,070,000	3,250,007
Number of shares acquired	8,729,583										13,070,000
Number of common stock issued to Valent to reduce royalties payable pursuant to agreement											1,150,000
Number of units sold under private offering											13,125,002
Sale of units, Price per unit (in dollars per unit)											0.80
Proceeds from issuance of Private Offering											$ 10,500,000
Number of share of common stock consist in each offering unit											1
Number of warrant consist in each offering unit											1
Number of common stocks called by warrants											1
Term of warrants											5 years
Exercise price of warrants (in $Cdn)	0.50		0.50	0.50				1.20	0.96		0.80